Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Basic Terms of Share Plans [text block table]
The following table sets forth the basic terms of these share plans:
Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
2019-2021	Annual Award	1/4: 12 months[1]	Select employees as
		1/4: 24 months[1]	annual performance-based
		1/4: 36 months[1]	compensation
		1/4: 48 months[1]	(CB/IB/CRU and InstVV MRTs in an MBU)[2]
	Annual Award	1/3: 12 months[1]	Select employees as
		1/3: 24 months[1]	annual performance-based
		1/3: 36 months[1]	compensation (non-CB/IB/CRU)[2]

	Annual Award	1/5: 12 months[1]	Select employees as
		1/5: 24 months[1]	annual performance-based
		1/5: 36 months[1]	compensation (Senior Management)
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[3]	Regulated employees
2017 -2018	Annual Award	1/4: 12 months[1]	Select employees as
		1/4: 24 months[1]	annual performance-based
		1/4: 36 months[1]	compensation
1/4: 48 months[1]
		Or cliff vesting after 54 months[1]	Members of Senior Leadership Cadre
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Key Retention Plan (KRP)[4]	1/2: 50 months[3]	Material Risk Takers (MRTs)
1/2: 62 months[3]
		Cliff vesting after 43 months	Non-Material Risk Takers (non-MRTs)
2016	Key Position Award (KPA)[5]	Cliff-vesting after 4 years[3]	Select employees as annual retention

[1]For InstVV-regulated employees (and Senior Management) a further retention period of twelve months applies (six months for awards granted from 2017 -2018).
[2]For grant year 2019 divisions were called CIB, for grant years 2020 and 2021 CIB is split into CB/IB/CRU.
[3]Share delivery takes place after a further retention period of twelve months.
[4]Equity-based awards granted under this plan in January 2017 were subject to an additional share price condition and were forfeited as a result of this condition not being met.
5A predefined proportion of the individual’s KPA was subject to an additional share price condition and was forfeited as a result of this condition not being met.

Movements in share award units [text block table]
Share units (in thousands)	2021	2020¹
Balance outstanding as of January 01	119,206	169,590
Granted	50,554	45,269
Released	(43,206)	(32,693)
Forfeited	(4,537)	(62,518)
Other movements	(200)	(441)
Balance outstanding as of December 31	121,818	119,206

[1]2020 share units restated

Awards Granted Released and Remaining [text block table]
The following table sets out key information regarding awards granted, released and remaining in the year.
	2021			2020
	Weighted average fair value per award granted in year	Weighted average share price at release in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in the year	Weighted average share price at release in year	Weighted average remaining contractual life in years
DB Equity Plan	€ 9.25	€ 10.58	2	€ 7.20	€ 7.79	2

DWS Share Awards [text block table]
The following table sets out the movements in share award units.
	DWS Equity Plan		DWS SAR Plan
	2021	2020	2021		2020
Share units (in thousands)	Number of Awards	Number of Awards	Number of Awards	Weighted-average exercise price	Number of Awards	Weighted-average exercise price
Outstanding at beginning of year	2,418	2,040	1,254	€ 24.65	2,087	€ 24.65
Granted	709	805	0	-	0	-
Issued or Exercised	(583)	(368)	(256)	€ 24.65	(766)	€ 24.65
Forfeited	(110)	(54)	(14)	€ 24.65	(52)	€ 24.65
Expired	0	0	(36)	€ 24.65	0	-
Other Movements	(18)	(6)	0	€ 24.65	(14)	€ 24.65
Outstanding at end of year	2,415	2,418	948	€ 24.65	1,254	€ 24.65
Of which, exercisable	0	0	739	-	0	-

DWS Awards Granted Released and Remaining [text block table]
The following table sets out key information regarding awards granted, released and remaining in the year.
	2021			2020
	Weighted average fair value per award granted in year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in the year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years
DWS Equity Plan	€ 30.44	€ 37.24	2	€ 29.07	€ 34.88	2
DWS SAR Plan	n/a	€ 39.59	4	n/a	€ 31.95	5

DWS Share based Plans [text block table]
	Measurement date Dec 31, 2021	Measurement date Dec 31, 2020
Units (in thousands)	948	1,254
Fair value	€ 10.99	€ 10.68
Share price	€ 35.48	€ 34.80
Exercise price	€ 24.65	€ 24.65
Expected volatility (weighted-average)	32%	33%
Expected life (weighted-average) in years	4	5
Expected dividends (% of income)	65%	65%

Breakdown of Benefit Obligation [text block table]
	Dec 31, 2021
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,626	632	243	635	6,136
Participants in deferred status	2,535	3,020	564	118	6,237
Participants in payment status	5,936	1,277	544	274	8,031
Total defined benefit obligation	13,097	4,929	1,351	1,027	20,404
Fair value of plan assets	12,642	6,019	1,148	1,079	20,888
Funding ratio (in %)	97%	122%	85%[1]	105%	102%

[1] US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 170 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 97%.
	Dec 31, 2020
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,950	706	236	648	6,540
Participants in deferred status	2,639	2,876	561	111	6,187
Participants in payment status	5,943	1,335	530	272	8,080
Total defined benefit obligation	13,532	4,917	1,327	1,031	20,807
Fair value of plan assets	12,658	5,705	1,107	987	20,457
Funding ratio (in %)	94%	116%	83%[1]	96%	98%

[1] US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 168 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96%.

Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]
in € m.	Germany	UK	U.S.	Other	Total
Actual benefit payments 2021	477	134	87	67	765
Benefits expected to be paid 2022	515	235	78	66	894
Benefits expected to be paid 2023	523	133	79	64	799
Benefits expected to be paid 2024	542	143	80	67	832
Benefits expected to be paid 2025	560	161	81	63	865
Benefits expected to be paid 2026	577	165	83	63	888
Benefits expected to be paid 2027 – 2031	3,119	961	410	323	4,813
Weighted average duration of defined benefit obligation (in years)	14	20	11	12	15

Actuarial Assumptions [text block table]
	Dec 31, 2021				Dec 31, 2020
	Germany	UK	U.S.[1]	Other	Germany	UK	U.S.[1]	Other
Discount rate (in %)	1.10%	1.86%	2.73%	1.92%	0.60%	1.26%	2.31%	1.51%
Rate of price inflation (in %)	2.19%	3.73%	2.30%	1.88%	1.29%	3.22%	2.10%	1.54%
Rate of nominal increase in future compensation levels (in %)	2.42%	4.23%	2.40%	2.69%	1.79%	3.72%	2.20%	2.57%
Rate of nominal increase for pensions in payment (in %)	2.10%	3.49%	2.30%	1.05%	1.19%	3.08%	2.10%	0.86%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	21.3	23.5	21.9	22.0	21.2	23.5	21.8	22.0
For a female aged 65 at measurement date	23.5	25.1	23.3	24.0	23.5	25.0	23.2	24.2
For a male aged 45 at measurement date	22.6	24.6	23.3	23.4	22.5	24.5	23.2	23.3
For a female aged 45 at measurement date	24.6	26.5	24.7	25.4	24.6	26.4	24.5	25.6

Mortality tables applied	Modified Richttafeln Heubeck 2018G	SAPS (S3) Light/ Very Light with CMI 2020 projections	PRI-2012 with MP-2021 projection	Country specific tables	Modified Richttafeln Heubeck 2018G	SAPS (S3) Light\ Very Light with CMI 2019 projections	PRI-2012 with MP-2020 projection	Country specific tables

[1] Cash balance interest crediting rate in line with the 30-year US government bond yield.

Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]
Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements
	2021
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	13,532	4,917	1,327	1,031	20,807
Defined benefit cost recognized in Profit & Loss
Current service cost	177	23	10	40	250
Interest cost	80	63	31	16	190
Past service cost and gain or loss arising from settlements	28	(15)	0	(1)	12
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(319)	(220)	(50)	(21)	(610)
Actuarial gain or loss arising from changes in demographic assumptions	0	(5)	3	(14)	(16)
Actuarial gain or loss arising from experience	75	(16)	20	1	80
Cash flow and other changes
Contributions by plan participants	1	0	0	14	15
Benefits paid	(477)	(134)	(87)	(67)	(765)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	316	97	28	441
Other	0	0	0	0	0
Balance, end of year	13,097	4,929	1,351	1,027	20,404
thereof:
Unfunded	0	14	197	90	301
Funded	13,097	4,915	1,154	937	20,103

Change in fair value of plan assets:
Balance, beginning of year	12,658	5,705	1,107	987	20,457
Defined benefit cost recognized in Profit & Loss
Interest income	76	74	26	14	190
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	243	5	7	46	301
Cash flow and other changes
Contributions by plan participants	1	0	0	14	15
Contributions by the employer	141	0	4	32	177
Benefits paid[1]	(477)	(134)	(75)	(52)	(738)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	374	82	39	495
Other	0	0	0	0	0
Plan administration costs	0	(5)	(3)	(1)	(9)
Balance, end of year	12,642	6,019	1,148	1,079	20,888
Funded status, end of year	(455)	1,090	(203)	52	484

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(38)	(38)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(48)	(48)
Exchange rate changes	0	0	0	(4)	(4)
Balance, end of year	0	0	0	(90)	(90)

Net asset (liability) recognized	(455)	1,090	(203)	(38)	394[2]

[1] For funded plans only.
[2] Thereof € 1,207 million recognized in Other assets and € 813 million in Other liabilities.
	2020
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	13,270	4,687	1,418	1,043	20,418
Defined benefit cost recognized in Profit & Loss
Current service cost	200	28	12	42	282
Interest cost	122	85	43	18	268
Past service cost and gain or loss arising from settlements	(22)[1]	11	0	0	(11)
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	536	600	75	39	1,250
Actuarial gain or loss arising from changes in demographic assumptions	110	(11)	(9)	2	92
Actuarial gain or loss arising from experience	(73)	(68)	3	(14)	(152)
Cash flow and other changes
Contributions by plan participants	4	0	0	15	19
Benefits paid	(456)	(160)	(96)	(80)	(792)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	(158)[2]	0	0	0	(158)
Exchange rate changes	0	(255)	(119)	(36)	(410)
Other	(1)	0	0	2	1
Balance, end of year	13,532	4,917	1,327	1,031	20,807
thereof:
Unfunded	0	15	195	105	315
Funded	13,532	4,902	1,132	926	20,492

Change in fair value of plan assets:
Balance, beginning of year	11,915	5,615	1,143	982	19,655
Defined benefit cost recognized in Profit & Loss
Interest income	111	101	34	17	263
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	777	456	60	42	1,335
Cash flow and other changes
Contributions by plan participants	4	0	0	15	19
Contributions by the employer	444	0	56	28	528
Benefits paid[3]	(456)	(159)	(84)	(65)	(764)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	(137)[2]	0	0	0	(137)
Exchange rate changes	0	(303)	(99)	(31)	(433)
Other	0	0	0	0	0
Plan administration costs	0	(5)	(3)	(1)	(9)
Balance, end of year	12,658	5,705	1,107	987	20,457
Funded status, end of year	(874)	788	(220)	(44)	(350)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(40)	(40)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	2	2
Exchange rate changes	0	0	0	0	0
Balance, end of year	0	0	0	(38)	(38)

Net asset (liability) recognized	(874)	788	(220)	(82)	(388)[4]

[1] Contains a past service credit of € 48 million due to the introduction of a capital option for a specific plan sponsored by former Postbank.
[2] Postbank Systems AG.
[3] For funded plans only.
[4] Thereof € 877 million recognized in Other assets and € 1,265 million in Other liabilities.

Plan Asset Allocation Level 1 [text block table]
	Dec 31, 2021					Dec 31, 2020
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	930	321	56	78	1,385	290	504	67	57	918
Equity instruments[1]	1,220	348	151	209	1,928	899	609	126	57	1,691
Investment-grade bonds[2]
Government	2,524	1,918	436	207	5,085	2,829	1,048	422	167	4,466
Non-government bonds	5,386	1,894	379	336	7,995	6,144	2,034	387	258	8,823
Non-investment-grade bonds
Government	137	1	1	1	140	99	2	1	18	120
Non-government bonds	423	142	33	55	653	236	107	37	28	408
Securitized and other Debt Investments	839	124	79	7	1,049	1	122	73	0	196
Insurance	1	1,256	0	10	1,267	1	1,248	0	13	1,262
Alternatives
Real estate	528	0	0	98	626	443	37	0	79	559
Commodities	25	0	0	5	30	24	0	0	0	24
Private equity	0	0	0	2	2	72	0	0	23	95
Other[3]	46	0	0	50	96	1,406	0	0	271	1,677
Derivatives (Market Value)
Interest rate	518	42	9	2	571	78	(18)	(3)	0	57
Credit	65	(87)	16	1	(5)	115	(107)	15	1	24
Inflation	0	(62)	0	14	(48)	0	(109)	0	11	(98)
Foreign exchange	(1)	4	0	4	7	20	3	0	4	27
Other	1	118	(12)	0	107	1	225	(18)	0	208
Total fair value of plan assets	12,642	6,019	1,148	1,079	20,888	12,658	5,705	1,107	987	20,457

[1] Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2] Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.
[3] This position contains commingled funds which could not be segregated into the other asset categories.
The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e. Level 1 assets in accordance with IFRS 13.
	Dec 31, 2021					Dec 31, 2020
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	756	317	48	34	1,155	226	504	63	26	819
Equity instruments[1]	983	348	151	53	1,535	760	609	126	45	1,540
Investment-grade bonds[2]
Government	902	1,902	431	77	3,312	1,107	989	417	56	2,569
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Non-investment-grade bonds
Government	0	0	0	0	0	0	0	0	5	5
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Securitized and other Debt Investments	0	118	0	0	118	0	0	0	0	0
Insurance	0	0	0	0	0	0	0	0	0	0
Alternatives
Real estate	0	0	0	0	0	0	0	0	0	0
Commodities	0	0	0	0	0	0	0	0	0	0
Private equity	0	0	0	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0	0	0	0
Derivatives (Market Value)
Interest rate	0	0	(16)	0	(16)	0	1	(15)	0	(14)
Credit	0	1	0	0	1	0	(107)	0	0	(107)
Inflation	0	0	0	14	14	0	0	0	11	11
Foreign exchange	0	2	0	0	2	0	4	0	0	4
Other	1	0	0	0	1	1	0	0	0	1
Total fair value of quoted plan assets	2,642	2,688	614	178	6,122	2,094	2,000	591	143	4,828

[1] Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2] Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

Regional Asset Break Down [text block table]
	Dec 31, 2021
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	3	174	88	1,039	45	37	1,386
Equity instruments	36	61	1,182	304	258	87	1,928
Government bonds (investment-grade and above)	860	1,799	500	1,153	222	551	5,085
Government bonds (non-investment-grade)	0	0	0	4	2	134	140
Non-government bonds (investment-grade and above)	500	1,546	2,437	2,873	539	100	7,995
Non-government bonds (non-investment-grade)	46	61	92	438	9	7	653
Securitized and other Debt Investments	23	97	86	31	809	3	1,049
Subtotal	1,468	3,738	4,385	5,842	1,884	919	18,236
Share (in %)	8%	20%	24%	32%	10%	5%	100%
Other asset categories							2,652
Fair value of plan assets							20,888

	Dec 31, 2020
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(7)	396	170	308	20	31	918
Equity instruments	209	70	703	270	336	103	1,691
Government bonds (investment-grade and above)	1,018	979	470	1,150	292	557	4,466
Government bonds (non-investment-grade)	2	0	0	7	11	100	120
Non-government bonds (investment-grade and above)	639	1,601	2,685	3,265	554	79	8,823
Non-government bonds (non-investment-grade)	1	52	46	292	8	8	407
Securitized and other Debt Investments	1	99	82	12	0	2	196
Subtotal	1,863	3,197	4,156	5,304	1,221	880	16,621
Share (in %)	11%	19%	25%	32%	7%	5%	100%
Other asset categories							3,836
Fair value of plan assets							20,457

Sensitivity Analysis on Funded Status [text block table]
	Dec 31, 2021				Dec 31, 2020
in € m.	Germany	UK	U.S.	Other	Germany	UK	U.S.	Other
Interest rate (–50 bp):
(Increase) in DBO	(915)	(520)	(40)	(60)	(970)	(520)	(45)	(60)
Expected increase in plan assets[1]	595	350	35	20	895	400	35	25
Expected net impact on funded status (de-) increase	(320)	(170)	(5)	(40)	(75)	(120)	(10)	(35)

Interest rate (+50 bp):
Decrease in DBO	855	470	40	55	900	470	40	55
Expected (decrease) in plan assets[1]	(595)	(350)	(35)	(20)	(895)	(400)	(35)	(25)
Expected net impact on funded status (de-) increase	260	120	5	35	5	70	5	30

Credit spread (–50 bp):
(Increase) in DBO	(915)	(520)	(75)	(60)	(970)	(520)	(75)	(65)
Expected increase in plan assets[1]	595	125	15	10	760	120	15	10
Expected net impact on funded status (de-) increase	(320)	(395)	(60)	(50)	(210)	(400)	(60)	(55)

Credit spread (+50 bp):
Decrease in DBO	855	470	70	55	900	470	70	60
Expected (decrease) in plan assets[1]	(595)	(125)	(15)	(10)	(760)	(120)	(15)	(10)
Expected net impact on funded status (de-) increase	260	345	55	45	140	350	55	50

Rate of price inflation (–50 bp):[2]
Decrease in DBO	370	365	0	20	320	390	0	20
Expected (decrease) in plan assets[1]	(290)	(270)	0	(10)	(235)	(255)	0	(10)
Expected net impact on funded status (de-) increase	80	95	0	10	85	135	0	10

Rate of price inflation (+50 bp):[2]
(Increase) in DBO	(385)	(365)	0	(25)	(330)	(425)	0	(20)
Expected increase in plan assets[1]	290	270	0	10	235	255	0	10
Expected net impact on funded status (de-) increase	(95)	(95)	0	(15)	(95)	(170)	0	(10)

Rate of real increase in future compensation levels (–50 bp):
Decrease in DBO, net impact on funded status	55	5	0	15	60	10	0	15

Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status	(55)	(5)	0	(15)	(60)	(10)	0	(15)

Longevity improvements by 10%:[3]
(Increase) in DBO, net impact on funded status	(335)	(160)[4]	(30)	(15)	(325)	(160)[4]	(30)	(15)

[1] Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.
[2] Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.
[3] Estimated to be equivalent to an increase of around 1 year in overall life expectancy.
[4] Due to buy-in transaction the net impact on funded status reduces by € 45 million due to expected gains within the plan assets.

Expected Cash Flows [text block table]
2022
in € m.	Total
Expected contributions to
Defined benefit plan assets	220
BVV	60
Other defined contribution plans	245
Expected benefit payments for unfunded defined benefit plans	25
Expected total cash flow related to post-employment benefits	550

Expenses for Defined Benefit Plans (Impact on Expense) [text block table]
in € m.	2021	2020	2019
Expenses for defined benefit plans:
Service cost[1]	234	246	272
Net interest cost (income)	0	5	2
Total expenses defined benefit plans	234	251	274
Expenses for defined contribution plans:
BVV	58	60	63
Other defined contribution plans	244	243	244
Total expenses for defined contribution plans	302	303	307
Total expenses for post-employment benefit plans	536	554	581
Employer contributions to state-mandated pension plans
Pensions related payments social security in Germany	221	233	231
Contributions to pension fund for Postbank´s postal civil servants	66	79	85
Further pension related state-mandated benefit plans	217	245	249
Total employer contributions to state-mandated benefit plans	504	557	565
Expenses for share-based payments:
Expenses for share-based payments, equity settled[2]	455	318	549
Expenses for share-based payments, cash settled[2]	35	49	39
Expenses for cash retention plans[2]	398	329	516
Expenses for severance payments[3]	184	184	92

[1] Severance related items under Service Costs are reclassified to Expenses for Severance payments.
[2] Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.
[3] Excluding the acceleration of expenses for deferred compensation awards not yet amortized . Severance related items under Service Costs were reclassified to Expense for Severance payments.